NOTES PAYABLE (Details 8) - Private Placement [Member] - Series B-2 OID Convertible Notes And Warrants [Member] - Warrant [Member]	3 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Expected term	1 year	1 year
Volatility	171.36%
Risk Free Rate	0.28%
Maximum [Member]
Volatility		180.15%
Risk Free Rate		0.22%
Minimum [Member]
Volatility		185.71%
Risk Free Rate		0.18%